Lease (Details) - Schedule of supplemental balance sheet information related to operating leases - Operating Lease [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Operating lease ROU assets	$ 5,810
Operating lease liabilities, current	669
Operating lease liabilities, long-term	$ 4,524
Weighted average remaining lease term (in years)	11 years 6 months
Weighted average discount rate	5.10%